UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Global Small Cap Fund

Class A: KGDAX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.37%

Gross expense ratio as of the latest prospectus: 1.51%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 11.89% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based index, the MSCI ACWI Index, returned 22.64% for the same period, while the Fund's additional, more narrowly based index, the S&P® Developed SmallCap Index, returned 15.65%.

The Fund’s underperformance relative to the S&P® Developed SmallCap Index was primarily the result of stock selection in the financials, consumer discretionary, and real estate sectors. On the other hand, selection in industrials, communication services, and health care contributed positively.

The information technology stock Lumentum Holdings, Inc. (2.6%), a designer and manufacturer of optical and photonic products for cloud data centers, AI infrastructure, and industrial applications, was the top contributor at the individual company level. The stock surged behind strong earnings, robust demand from cloud and AI customers, and expanding profit margins. BridgeBio Pharma, Inc. (2.3%), which develops and commercializes medicines for genetic diseases and cancers, was a top performer in health care due to the successful launch of a new drug and a number of analyst upgrades. DroneShield Ltd.,* a provider of AI-powered counter-drone and electronic warfare solutions, further helped results. The shares rallied on the strength of contract wins and impressive revenue growth. The Italy-based cement producer Buzzi SpA (1.4%) and the satellite communications company EchoStar Corp. (0.6%) were additional contributors of note.

Modine Manufacturing Co.,* a producer of thermal management solutions, was the largest detractor. The stock declined due to weaker-than-expected sales, mixed guidance, and concerns about growth in its data center cooling segment. Stride, Inc. (0.8%) a technology-based education company providing online and blended learning programs for K-12 students and adult learners, also hurt performance. The stock plunged after the company issued sharply lower guidance, citing major IT platform issues that led to missed enrollments and higher withdrawal rates. Shares of Siegfried Holding AG (1.0%), a leading pharmaceutical contract development and manufacturing organization, declined due to cautious guidance and margin pressure. The U.K. bakery chain Greggs PLC (0.7%) and the US insulation producer Aspen Aerogels, Inc. (0.5%) were additional detractors of note.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

MSCI ACWI captures large and mid-cap representation across Developed Markets and Emerging Markets countries. The index covers approximately 85% of the global investable equity opportunity set.

The MSCI ACWI is a required broad-based index that represents the fund’s overall equity market.

S&P® Developed SmallCap Index comprises the stocks representing the lowest 15% of float-adjusted market cap in each developed country.

The S&P® Developed SmallCap Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
MSCI ACWI Index
S&P® Developed SmallCap Index
$30,000
$20,000
$10,000
$0
$29,208
$23,411
$16,114
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class A	MSCI ACWI Index	S&P® Developed SmallCap Index
'15	$9,425	$10,000	$10,000
'15	$9,518	$9,917	$10,084
'15	$9,339	$9,739	$9,846
'16	$8,562	$9,151	$9,076
'16	$8,445	$9,088	$9,105
'16	$9,146	$9,762	$9,880
'16	$9,156	$9,906	$10,105
'16	$9,267	$9,918	$10,210
'16	$8,785	$9,858	$10,018
'16	$9,285	$10,283	$10,568
'16	$9,361	$10,318	$10,586
'16	$9,468	$10,381	$10,742
'16	$9,052	$10,205	$10,343
'16	$9,387	$10,282	$10,735
'16	$9,497	$10,504	$10,987
'17	$9,708	$10,792	$11,241
'17	$9,842	$11,094	$11,491
'17	$9,935	$11,230	$11,595
'17	$10,113	$11,405	$11,811
'17	$10,272	$11,657	$11,931
'17	$10,417	$11,710	$12,121
'17	$10,603	$12,037	$12,386
'17	$10,535	$12,083	$12,377
'17	$10,949	$12,317	$12,845
'17	$10,949	$12,573	$13,027
'17	$11,206	$12,816	$13,356
'17	$11,339	$13,023	$13,548
'18	$11,793	$13,757	$14,051
'18	$11,208	$13,180	$13,474
'18	$11,202	$12,897	$13,477
'18	$11,226	$13,021	$13,583
'18	$11,450	$13,037	$13,936
'18	$11,471	$12,966	$13,867
'18	$11,450	$13,357	$14,037
'18	$11,631	$13,462	$14,416
'18	$11,349	$13,521	$14,200
'18	$9,899	$12,508	$12,762
'18	$9,893	$12,690	$12,880
'18	$8,851	$11,797	$11,678
'19	$9,755	$12,728	$12,865
'19	$10,077	$13,069	$13,376
'19	$9,955	$13,233	$13,259
'19	$10,317	$13,680	$13,691
'19	$9,457	$12,868	$12,826
'19	$10,088	$13,711	$13,622
'19	$9,992	$13,751	$13,654
'19	$9,552	$13,425	$13,203
'19	$9,744	$13,707	$13,419
'19	$10,198	$14,082	$13,792
'19	$10,508	$14,426	$14,245
'19	$10,797	$14,934	$14,730
'20	$10,486	$14,769	$14,338
'20	$9,512	$13,576	$13,022
'20	$7,576	$11,744	$10,326
'20	$8,464	$13,002	$11,716
'20	$9,297	$13,567	$12,542
'20	$9,438	$14,000	$12,872
'20	$9,823	$14,741	$13,487
'20	$10,467	$15,643	$14,199
'20	$10,242	$15,139	$13,837
'20	$10,356	$14,771	$13,799
'20	$11,686	$16,591	$15,991
'20	$12,601	$17,362	$17,117
'21	$12,620	$17,283	$17,368
'21	$13,266	$17,683	$18,240
'21	$13,434	$18,155	$18,580
'21	$13,961	$18,949	$19,339
'21	$14,021	$19,244	$19,547
'21	$14,151	$19,498	$19,647
'21	$14,125	$19,632	$19,493
'21	$14,337	$20,123	$19,964
'21	$13,824	$19,292	$19,307
'21	$14,359	$20,277	$19,990
'21	$13,791	$19,789	$18,989
'21	$14,450	$20,580	$19,715
'22	$13,230	$19,569	$18,190
'22	$13,107	$19,064	$18,237
'22	$13,177	$19,477	$18,450
'22	$12,119	$17,918	$17,009
'22	$11,996	$17,939	$17,026
'22	$10,627	$16,427	$15,279
'22	$11,597	$17,574	$16,666
'22	$11,153	$16,927	$16,176
'22	$9,911	$15,306	$14,490
'22	$10,657	$16,230	$15,674
'22	$11,491	$17,489	$16,697
'22	$10,874	$16,801	$16,105
'23	$11,959	$18,005	$17,667
'23	$11,801	$17,489	$17,232
'23	$11,537	$18,028	$16,824
'23	$11,509	$18,287	$16,760
'23	$11,226	$18,092	$16,275
'23	$12,149	$19,142	$17,375
'23	$13,063	$19,843	$18,234
'23	$12,664	$19,288	$17,545
'23	$11,829	$18,491	$16,592
'23	$11,161	$17,935	$15,580
'23	$12,200	$19,590	$17,069
'23	$13,502	$20,531	$18,666
'24	$13,062	$20,651	$18,188
'24	$13,434	$21,538	$18,840
'24	$13,937	$22,214	$19,654
'24	$12,994	$21,481	$18,601
'24	$13,800	$22,353	$19,417
'24	$13,453	$22,851	$19,047
'24	$14,582	$23,220	$20,167
'24	$14,484	$23,809	$20,256
'24	$14,704	$24,362	$20,718
'24	$14,401	$23,816	$20,242
'24	$15,428	$24,706	$21,550
'24	$14,187	$24,122	$20,278
'25	$14,484	$24,931	$21,020
'25	$13,786	$24,781	$20,344
'25	$13,380	$23,802	$19,485
'25	$13,453	$24,024	$19,571
'25	$14,182	$25,405	$20,717
'25	$15,010	$26,546	$21,665
'25	$14,953	$26,906	$21,978
'25	$15,713	$27,570	$22,913
'25	$16,171	$28,569	$23,365
'25	$16,114	$29,208	$23,411

Yearly periods ended October 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	11.89%	9.24%	5.51%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	5.46%	7.96%	4.89%
MSCI ACWI Index	22.64%	14.61%	11.31%
S&P® Developed SmallCap Index	15.65%	11.15%	8.88%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	166,637,170
Number of Portfolio Holdings	157
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	1,285,057

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	16%
Information Technology	13%
Health Care	11%
Consumer Discretionary	9%
Materials	9%
Real Estate	7%
Energy	5%
Consumer Staples	4%
Communication Services	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
United States	65%
Japan	7%
United Kingdom	6%
Canada	3%
Korea	3%
Switzerland	3%
France	2%
Italy	2%
Sweden	1%
Germany	1%
Other	5%

Ten Largest Equity Holdings

Holdings	18.4% of Net Assets
Lumentum Holdings, Inc. (United States)	2.6%
BridgeBio Pharma, Inc. (United States)	2.3%
Casey's General Stores, Inc. (United States)	2.0%
TechnipFMC PLC (United Kingdom)	1.7%
Eiffage SA (France)	1.7%
Premier, Inc. (United States)	1.7%
Affiliated Managers Group, Inc. (United States)	1.7%
SkyWest, Inc. (United States)	1.6%
TopBuild Corp. (United States)	1.6%
Benchmark Electronics, Inc. (United States)	1.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGSCF-TSRA-A

R-103425-2 (12/25)

DWS Global Small Cap Fund

Class C: KGDCX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	2.12%

Gross expense ratio as of the latest prospectus: 2.38%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 11.07% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based index, the MSCI ACWI Index, returned 22.64% for the same period, while the Fund's additional, more narrowly based index, the S&P® Developed SmallCap Index, returned 15.65%.

The Fund’s underperformance relative to the S&P® Developed SmallCap Index was primarily the result of stock selection in the financials, consumer discretionary, and real estate sectors. On the other hand, selection in industrials, communication services, and health care contributed positively.

The information technology stock Lumentum Holdings, Inc. (2.6%), a designer and manufacturer of optical and photonic products for cloud data centers, AI infrastructure, and industrial applications, was the top contributor at the individual company level. The stock surged behind strong earnings, robust demand from cloud and AI customers, and expanding profit margins. BridgeBio Pharma, Inc. (2.3%), which develops and commercializes medicines for genetic diseases and cancers, was a top performer in health care due to the successful launch of a new drug and a number of analyst upgrades. DroneShield Ltd.,* a provider of AI-powered counter-drone and electronic warfare solutions, further helped results. The shares rallied on the strength of contract wins and impressive revenue growth. The Italy-based cement producer Buzzi SpA (1.4%) and the satellite communications company EchoStar Corp. (0.6%) were additional contributors of note.

Modine Manufacturing Co.,* a producer of thermal management solutions, was the largest detractor. The stock declined due to weaker-than-expected sales, mixed guidance, and concerns about growth in its data center cooling segment. Stride, Inc. (0.8%) a technology-based education company providing online and blended learning programs for K-12 students and adult learners, also hurt performance. The stock plunged after the company issued sharply lower guidance, citing major IT platform issues that led to missed enrollments and higher withdrawal rates. Shares of Siegfried Holding AG (1.0%), a leading pharmaceutical contract development and manufacturing organization, declined due to cautious guidance and margin pressure. The U.K. bakery chain Greggs PLC (0.7%) and the US insulation producer Aspen Aerogels, Inc. (0.5%) were additional detractors of note.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

MSCI ACWI captures large and mid-cap representation across Developed Markets and Emerging Markets countries. The index covers approximately 85% of the global investable equity opportunity set.

The MSCI ACWI is a required broad-based index that represents the fund’s overall equity market.

S&P® Developed SmallCap Index comprises the stocks representing the lowest 15% of float-adjusted market cap in each developed country.

The S&P® Developed SmallCap Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
MSCI ACWI Index
S&P® Developed SmallCap Index
$30,000
$20,000
$10,000
$0
$29,208
$23,411
$15,856
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class C	MSCI ACWI Index	S&P® Developed SmallCap Index
'15	$10,000	$10,000	$10,000
'15	$10,091	$9,917	$10,084
'15	$9,894	$9,739	$9,846
'16	$9,065	$9,151	$9,076
'16	$8,936	$9,088	$9,105
'16	$9,671	$9,762	$9,880
'16	$9,677	$9,906	$10,105
'16	$9,787	$9,918	$10,210
'16	$9,275	$9,858	$10,018
'16	$9,797	$10,283	$10,568
'16	$9,869	$10,318	$10,586
'16	$9,976	$10,381	$10,742
'16	$9,530	$10,205	$10,343
'16	$9,878	$10,282	$10,735
'16	$9,986	$10,504	$10,987
'17	$10,199	$10,792	$11,241
'17	$10,336	$11,094	$11,491
'17	$10,429	$11,230	$11,595
'17	$10,608	$11,405	$11,811
'17	$10,766	$11,657	$11,931
'17	$10,914	$11,710	$12,121
'17	$11,100	$12,037	$12,386
'17	$11,020	$12,083	$12,377
'17	$11,447	$12,317	$12,845
'17	$11,443	$12,573	$13,027
'17	$11,705	$12,816	$13,356
'17	$11,838	$13,023	$13,548
'18	$12,302	$13,757	$14,051
'18	$11,684	$13,180	$13,474
'18	$11,672	$12,897	$13,477
'18	$11,688	$13,021	$13,583
'18	$11,912	$13,037	$13,936
'18	$11,928	$12,966	$13,867
'18	$11,897	$13,357	$14,037
'18	$12,078	$13,462	$14,416
'18	$11,779	$13,521	$14,200
'18	$10,270	$12,508	$12,762
'18	$10,254	$12,690	$12,880
'18	$9,170	$11,797	$11,678
'19	$10,103	$12,728	$12,865
'19	$10,428	$13,069	$13,376
'19	$10,293	$13,233	$13,259
'19	$10,662	$13,680	$13,691
'19	$9,769	$12,868	$12,826
'19	$10,413	$13,711	$13,622
'19	$10,303	$13,751	$13,654
'19	$9,844	$13,425	$13,203
'19	$10,038	$13,707	$13,419
'19	$10,498	$14,082	$13,792
'19	$10,812	$14,426	$14,245
'19	$11,102	$14,934	$14,730
'20	$10,777	$14,769	$14,338
'20	$9,769	$13,576	$13,022
'20	$7,774	$11,744	$10,326
'20	$8,681	$13,002	$11,716
'20	$9,528	$13,567	$12,542
'20	$9,669	$14,000	$12,872
'20	$10,055	$14,741	$13,487
'20	$10,706	$15,643	$14,199
'20	$10,471	$15,139	$13,837
'20	$10,581	$14,771	$13,799
'20	$11,929	$16,591	$15,991
'20	$12,858	$17,362	$17,117
'21	$12,868	$17,283	$17,368
'21	$13,523	$17,683	$18,240
'21	$13,684	$18,155	$18,580
'21	$14,208	$18,949	$19,339
'21	$14,264	$19,244	$19,547
'21	$14,385	$19,498	$19,647
'21	$14,349	$19,632	$19,493
'21	$14,556	$20,123	$19,964
'21	$14,027	$19,292	$19,307
'21	$14,561	$20,277	$19,990
'21	$13,976	$19,789	$18,989
'21	$14,635	$20,580	$19,715
'22	$13,390	$19,569	$18,190
'22	$13,257	$19,064	$18,237
'22	$13,320	$19,477	$18,450
'22	$12,246	$17,918	$17,009
'22	$12,107	$17,939	$17,026
'22	$10,723	$16,427	$15,279
'22	$11,696	$17,574	$16,666
'22	$11,241	$16,927	$16,176
'22	$9,984	$15,306	$14,490
'22	$10,723	$16,230	$15,674
'22	$11,557	$17,489	$16,697
'22	$10,925	$16,801	$16,105
'23	$12,013	$18,005	$17,667
'23	$11,849	$17,489	$17,232
'23	$11,575	$18,028	$16,824
'23	$11,541	$18,287	$16,760
'23	$11,246	$18,092	$16,275
'23	$12,164	$19,142	$17,375
'23	$13,074	$19,843	$18,234
'23	$12,663	$19,288	$17,545
'23	$11,821	$18,491	$16,592
'23	$11,151	$17,935	$15,580
'23	$12,177	$19,590	$17,069
'23	$13,471	$20,531	$18,666
'24	$13,025	$20,651	$18,188
'24	$13,383	$21,538	$18,840
'24	$13,881	$22,214	$19,654
'24	$12,930	$21,481	$18,601
'24	$13,727	$22,353	$19,417
'24	$13,376	$22,851	$19,047
'24	$14,488	$23,220	$20,167
'24	$14,378	$23,809	$20,256
'24	$14,591	$24,362	$20,718
'24	$14,276	$23,816	$20,242
'24	$15,286	$24,706	$21,550
'24	$14,051	$24,122	$20,278
'25	$14,338	$24,931	$21,020
'25	$13,638	$24,781	$20,344
'25	$13,224	$23,802	$19,485
'25	$13,288	$24,024	$19,571
'25	$14,004	$25,405	$20,717
'25	$14,807	$26,546	$21,665
'25	$14,743	$26,906	$21,978
'25	$15,483	$27,570	$22,913
'25	$15,928	$28,569	$23,365
'25	$15,856	$29,208	$23,411

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	11.07%	8.43%	4.72%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	10.07%	8.43%	4.72%
MSCI ACWI Index	22.64%	14.61%	11.31%
S&P® Developed SmallCap Index	15.65%	11.15%	8.88%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	166,637,170
Number of Portfolio Holdings	157
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	1,285,057

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	16%
Information Technology	13%
Health Care	11%
Consumer Discretionary	9%
Materials	9%
Real Estate	7%
Energy	5%
Consumer Staples	4%
Communication Services	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
United States	65%
Japan	7%
United Kingdom	6%
Canada	3%
Korea	3%
Switzerland	3%
France	2%
Italy	2%
Sweden	1%
Germany	1%
Other	5%

Ten Largest Equity Holdings

Holdings	18.4% of Net Assets
Lumentum Holdings, Inc. (United States)	2.6%
BridgeBio Pharma, Inc. (United States)	2.3%
Casey's General Stores, Inc. (United States)	2.0%
TechnipFMC PLC (United Kingdom)	1.7%
Eiffage SA (France)	1.7%
Premier, Inc. (United States)	1.7%
Affiliated Managers Group, Inc. (United States)	1.7%
SkyWest, Inc. (United States)	1.6%
TopBuild Corp. (United States)	1.6%
Benchmark Electronics, Inc. (United States)	1.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGSCF-TSRA-C

R-103425-2 (12/25)

DWS Global Small Cap Fund

Class R6: KGDZX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$117	1.10%

Gross expense ratio as of the latest prospectus: 1.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 12.19% for the period ended October 31, 2025. The Fund's broad-based index, the MSCI ACWI Index, returned 22.64% for the same period, while the Fund's additional, more narrowly based index, the S&P® Developed SmallCap Index, returned 15.65%.

The Fund’s underperformance relative to the S&P® Developed SmallCap Index was primarily the result of stock selection in the financials, consumer discretionary, and real estate sectors. On the other hand, selection in industrials, communication services, and health care contributed positively.

The information technology stock Lumentum Holdings, Inc. (2.6%), a designer and manufacturer of optical and photonic products for cloud data centers, AI infrastructure, and industrial applications, was the top contributor at the individual company level. The stock surged behind strong earnings, robust demand from cloud and AI customers, and expanding profit margins. BridgeBio Pharma, Inc. (2.3%), which develops and commercializes medicines for genetic diseases and cancers, was a top performer in health care due to the successful launch of a new drug and a number of analyst upgrades. DroneShield Ltd.,* a provider of AI-powered counter-drone and electronic warfare solutions, further helped results. The shares rallied on the strength of contract wins and impressive revenue growth. The Italy-based cement producer Buzzi SpA (1.4%) and the satellite communications company EchoStar Corp. (0.6%) were additional contributors of note.

Modine Manufacturing Co.,* a producer of thermal management solutions, was the largest detractor. The stock declined due to weaker-than-expected sales, mixed guidance, and concerns about growth in its data center cooling segment. Stride, Inc. (0.8%) a technology-based education company providing online and blended learning programs for K-12 students and adult learners, also hurt performance. The stock plunged after the company issued sharply lower guidance, citing major IT platform issues that led to missed enrollments and higher withdrawal rates. Shares of Siegfried Holding AG (1.0%), a leading pharmaceutical contract development and manufacturing organization, declined due to cautious guidance and margin pressure. The U.K. bakery chain Greggs PLC (0.7%) and the US insulation producer Aspen Aerogels, Inc. (0.5%) were additional detractors of note.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

MSCI ACWI captures large and mid-cap representation across Developed Markets and Emerging Markets countries. The index covers approximately 85% of the global investable equity opportunity set.

The MSCI ACWI is a required broad-based index that represents the fund’s overall equity market.

S&P® Developed SmallCap Index comprises the stocks representing the lowest 15% of float-adjusted market cap in each developed country.

The S&P® Developed SmallCap Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class R6
MSCI ACWI Index
S&P® Developed SmallCap Index
$30,000
$20,000
$10,000
$0
$29,208
$23,411
$17,651
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class R6	MSCI ACWI Index	S&P® Developed SmallCap Index
'15	$10,000	$10,000	$10,000
'15	$10,100	$9,917	$10,084
'15	$9,914	$9,739	$9,846
'16	$9,092	$9,151	$9,076
'16	$8,970	$9,088	$9,105
'16	$9,715	$9,762	$9,880
'16	$9,731	$9,906	$10,105
'16	$9,852	$9,918	$10,210
'16	$9,343	$9,858	$10,018
'16	$9,878	$10,283	$10,568
'16	$9,958	$10,318	$10,586
'16	$10,077	$10,381	$10,742
'16	$9,635	$10,205	$10,343
'16	$9,997	$10,282	$10,735
'16	$10,117	$10,504	$10,987
'17	$10,342	$10,792	$11,241
'17	$10,487	$11,094	$11,491
'17	$10,590	$11,230	$11,595
'17	$10,782	$11,405	$11,811
'17	$10,955	$11,657	$11,931
'17	$11,113	$11,710	$12,121
'17	$11,316	$12,037	$12,386
'17	$11,247	$12,083	$12,377
'17	$11,695	$12,317	$12,845
'17	$11,700	$12,573	$13,027
'17	$11,978	$12,816	$13,356
'17	$12,128	$13,023	$13,548
'18	$12,617	$13,757	$14,051
'18	$11,995	$13,180	$13,474
'18	$11,992	$12,897	$13,477
'18	$12,020	$13,021	$13,583
'18	$12,265	$13,037	$13,936
'18	$12,292	$12,966	$13,867
'18	$12,274	$13,357	$14,037
'18	$12,472	$13,462	$14,416
'18	$12,175	$13,521	$14,200
'18	$10,625	$12,508	$12,762
'18	$10,619	$12,690	$12,880
'18	$9,505	$11,797	$11,678
'19	$10,481	$12,728	$12,865
'19	$10,827	$13,069	$13,376
'19	$10,698	$13,233	$13,259
'19	$11,092	$13,680	$13,691
'19	$10,171	$12,868	$12,826
'19	$10,852	$13,711	$13,622
'19	$10,749	$13,751	$13,654
'19	$10,282	$13,425	$13,203
'19	$10,492	$13,707	$13,419
'19	$10,985	$14,082	$13,792
'19	$11,320	$14,426	$14,245
'19	$11,634	$14,934	$14,730
'20	$11,301	$14,769	$14,338
'20	$10,252	$13,576	$13,022
'20	$8,166	$11,744	$10,326
'20	$9,126	$13,002	$11,716
'20	$10,027	$13,567	$12,542
'20	$10,182	$14,000	$12,872
'20	$10,603	$14,741	$13,487
'20	$11,298	$15,643	$14,199
'20	$11,058	$15,139	$13,837
'20	$11,183	$14,771	$13,799
'20	$12,624	$16,591	$15,991
'20	$13,614	$17,362	$17,117
'21	$13,637	$17,283	$17,368
'21	$14,341	$17,683	$18,240
'21	$14,526	$18,155	$18,580
'21	$15,101	$18,949	$19,339
'21	$15,167	$19,244	$19,547
'21	$15,312	$19,498	$19,647
'21	$15,290	$19,632	$19,493
'21	$15,523	$20,123	$19,964
'21	$14,971	$19,292	$19,307
'21	$15,557	$20,277	$19,990
'21	$14,945	$19,789	$18,989
'21	$15,660	$20,580	$19,715
'22	$14,344	$19,569	$18,190
'22	$14,214	$19,064	$18,237
'22	$14,292	$19,477	$18,450
'22	$13,153	$17,918	$17,009
'22	$13,018	$17,939	$17,026
'22	$11,537	$16,427	$15,279
'22	$12,594	$17,574	$16,666
'22	$12,113	$16,927	$16,176
'22	$10,766	$15,306	$14,490
'22	$11,581	$16,230	$15,674
'22	$12,486	$17,489	$16,697
'22	$11,819	$16,801	$16,105
'23	$13,003	$18,005	$17,667
'23	$12,834	$17,489	$17,232
'23	$12,550	$18,028	$16,824
'23	$12,523	$18,287	$16,760
'23	$12,217	$18,092	$16,275
'23	$13,227	$19,142	$17,375
'23	$14,222	$19,843	$18,234
'23	$13,793	$19,288	$17,545
'23	$12,884	$18,491	$16,592
'23	$12,162	$17,935	$15,580
'23	$13,295	$19,590	$17,069
'23	$14,719	$20,531	$18,666
'24	$14,243	$20,651	$18,188
'24	$14,652	$21,538	$18,840
'24	$15,205	$22,214	$19,654
'24	$14,176	$21,481	$18,601
'24	$15,060	$22,353	$19,417
'24	$14,690	$22,851	$19,047
'24	$15,921	$23,220	$20,167
'24	$15,820	$23,809	$20,256
'24	$16,060	$24,362	$20,718
'24	$15,733	$23,816	$20,242
'24	$16,862	$24,706	$21,550
'24	$15,506	$24,122	$20,278
'25	$15,838	$24,931	$21,020
'25	$15,076	$24,781	$20,344
'25	$14,637	$23,802	$19,485
'25	$14,719	$24,024	$19,571
'25	$15,521	$25,405	$20,717
'25	$16,425	$26,546	$21,665
'25	$16,369	$26,906	$21,978
'25	$17,207	$27,570	$22,913
'25	$17,713	$28,569	$23,365
'25	$17,651	$29,208	$23,411

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	12.19%	9.56%	5.85%
MSCI ACWI Index	22.64%	14.61%	11.31%
S&P® Developed SmallCap Index	15.65%	11.15%	8.88%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	166,637,170
Number of Portfolio Holdings	157
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	1,285,057

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	16%
Information Technology	13%
Health Care	11%
Consumer Discretionary	9%
Materials	9%
Real Estate	7%
Energy	5%
Consumer Staples	4%
Communication Services	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
United States	65%
Japan	7%
United Kingdom	6%
Canada	3%
Korea	3%
Switzerland	3%
France	2%
Italy	2%
Sweden	1%
Germany	1%
Other	5%

Ten Largest Equity Holdings

Holdings	18.4% of Net Assets
Lumentum Holdings, Inc. (United States)	2.6%
BridgeBio Pharma, Inc. (United States)	2.3%
Casey's General Stores, Inc. (United States)	2.0%
TechnipFMC PLC (United Kingdom)	1.7%
Eiffage SA (France)	1.7%
Premier, Inc. (United States)	1.7%
Affiliated Managers Group, Inc. (United States)	1.7%
SkyWest, Inc. (United States)	1.6%
TopBuild Corp. (United States)	1.6%
Benchmark Electronics, Inc. (United States)	1.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGSCF-TSRA-R6

R-103425-2 (12/25)

DWS Global Small Cap Fund

Class S: SGSCX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$119	1.12%

Gross expense ratio as of the latest prospectus: 1.16%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 12.14% for the period ended October 31, 2025. The Fund's broad-based index, the MSCI ACWI Index, returned 22.64% for the same period, while the Fund's additional, more narrowly based index, the S&P® Developed SmallCap Index, returned 15.65%.

The Fund’s underperformance relative to the S&P® Developed SmallCap Index was primarily the result of stock selection in the financials, consumer discretionary, and real estate sectors. On the other hand, selection in industrials, communication services, and health care contributed positively.

The information technology stock Lumentum Holdings, Inc. (2.6%), a designer and manufacturer of optical and photonic products for cloud data centers, AI infrastructure, and industrial applications, was the top contributor at the individual company level. The stock surged behind strong earnings, robust demand from cloud and AI customers, and expanding profit margins. BridgeBio Pharma, Inc. (2.3%), which develops and commercializes medicines for genetic diseases and cancers, was a top performer in health care due to the successful launch of a new drug and a number of analyst upgrades. DroneShield Ltd.,* a provider of AI-powered counter-drone and electronic warfare solutions, further helped results. The shares rallied on the strength of contract wins and impressive revenue growth. The Italy-based cement producer Buzzi SpA (1.4%) and the satellite communications company EchoStar Corp. (0.6%) were additional contributors of note.

Modine Manufacturing Co.,* a producer of thermal management solutions, was the largest detractor. The stock declined due to weaker-than-expected sales, mixed guidance, and concerns about growth in its data center cooling segment. Stride, Inc. (0.8%) a technology-based education company providing online and blended learning programs for K-12 students and adult learners, also hurt performance. The stock plunged after the company issued sharply lower guidance, citing major IT platform issues that led to missed enrollments and higher withdrawal rates. Shares of Siegfried Holding AG (1.0%), a leading pharmaceutical contract development and manufacturing organization, declined due to cautious guidance and margin pressure. The U.K. bakery chain Greggs PLC (0.7%) and the US insulation producer Aspen Aerogels, Inc. (0.5%) were additional detractors of note.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

MSCI ACWI captures large and mid-cap representation across Developed Markets and Emerging Markets countries. The index covers approximately 85% of the global investable equity opportunity set.

The MSCI ACWI is a required broad-based index that represents the fund’s overall equity market.

S&P® Developed SmallCap Index comprises the stocks representing the lowest 15% of float-adjusted market cap in each developed country.

The S&P® Developed SmallCap Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
MSCI ACWI Index
S&P® Developed SmallCap Index
$30,000
$20,000
$10,000
$0
$29,208
$23,411
$17,532
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Class S	MSCI ACWI Index	S&P® Developed SmallCap Index
'15	$10,000	$10,000	$10,000
'15	$10,100	$9,917	$10,084
'15	$9,912	$9,739	$9,846
'16	$9,090	$9,151	$9,076
'16	$8,968	$9,088	$9,105
'16	$9,713	$9,762	$9,880
'16	$9,726	$9,906	$10,105
'16	$9,847	$9,918	$10,210
'16	$9,338	$9,858	$10,018
'16	$9,870	$10,283	$10,568
'16	$9,953	$10,318	$10,586
'16	$10,069	$10,381	$10,742
'16	$9,627	$10,205	$10,343
'16	$9,987	$10,282	$10,735
'16	$10,106	$10,504	$10,987
'17	$10,332	$10,792	$11,241
'17	$10,476	$11,094	$11,491
'17	$10,579	$11,230	$11,595
'17	$10,771	$11,405	$11,811
'17	$10,940	$11,657	$11,931
'17	$11,099	$11,710	$12,121
'17	$11,299	$12,037	$12,386
'17	$11,227	$12,083	$12,377
'17	$11,672	$12,317	$12,845
'17	$11,677	$12,573	$13,027
'17	$11,953	$12,816	$13,356
'17	$12,100	$13,023	$13,548
'18	$12,585	$13,757	$14,051
'18	$11,964	$13,180	$13,474
'18	$11,960	$12,897	$13,477
'18	$11,988	$13,021	$13,583
'18	$12,229	$13,037	$13,936
'18	$12,257	$12,966	$13,867
'18	$12,236	$13,357	$14,037
'18	$12,434	$13,462	$14,416
'18	$12,134	$13,521	$14,200
'18	$10,588	$12,508	$12,762
'18	$10,584	$12,690	$12,880
'18	$9,471	$11,797	$11,678
'19	$10,444	$12,728	$12,865
'19	$10,786	$13,069	$13,376
'19	$10,657	$13,233	$13,259
'19	$11,048	$13,680	$13,691
'19	$10,127	$12,868	$12,826
'19	$10,804	$13,711	$13,622
'19	$10,705	$13,751	$13,654
'19	$10,237	$13,425	$13,203
'19	$10,447	$13,707	$13,419
'19	$10,933	$14,082	$13,792
'19	$11,268	$14,426	$14,245
'19	$11,582	$14,934	$14,730
'20	$11,250	$14,769	$14,338
'20	$10,204	$13,576	$13,022
'20	$8,129	$11,744	$10,326
'20	$9,085	$13,002	$11,716
'20	$9,979	$13,567	$12,542
'20	$10,134	$14,000	$12,872
'20	$10,552	$14,741	$13,487
'20	$11,242	$15,643	$14,199
'20	$11,006	$15,139	$13,837
'20	$11,131	$14,771	$13,799
'20	$12,561	$16,591	$15,991
'20	$13,548	$17,362	$17,117
'21	$13,570	$17,283	$17,368
'21	$14,271	$17,683	$18,240
'21	$14,452	$18,155	$18,580
'21	$15,023	$18,949	$19,339
'21	$15,090	$19,244	$19,547
'21	$15,234	$19,498	$19,647
'21	$15,208	$19,632	$19,493
'21	$15,438	$20,123	$19,964
'21	$14,890	$19,292	$19,307
'21	$15,472	$20,277	$19,990
'21	$14,864	$19,789	$18,989
'21	$15,573	$20,580	$19,715
'22	$14,261	$19,569	$18,190
'22	$14,135	$19,064	$18,237
'22	$14,213	$19,477	$18,450
'22	$13,074	$17,918	$17,009
'22	$12,944	$17,939	$17,026
'22	$11,466	$16,427	$15,279
'22	$12,519	$17,574	$16,666
'22	$12,043	$16,927	$16,176
'22	$10,704	$15,306	$14,490
'22	$11,510	$16,230	$15,674
'22	$12,411	$17,489	$16,697
'22	$11,744	$16,801	$16,105
'23	$12,927	$18,005	$17,667
'23	$12,754	$17,489	$17,232
'23	$12,475	$18,028	$16,824
'23	$12,443	$18,287	$16,760
'23	$12,142	$18,092	$16,275
'23	$13,142	$19,142	$17,375
'23	$14,133	$19,843	$18,234
'23	$13,704	$19,288	$17,545
'23	$12,804	$18,491	$16,592
'23	$12,087	$17,935	$15,580
'23	$13,210	$19,590	$17,069
'23	$14,625	$20,531	$18,666
'24	$14,149	$20,651	$18,188
'24	$14,557	$21,538	$18,840
'24	$15,105	$22,214	$19,654
'24	$14,087	$21,481	$18,601
'24	$14,961	$22,353	$19,417
'24	$14,591	$22,851	$19,047
'24	$15,821	$23,220	$20,167
'24	$15,715	$23,809	$20,256
'24	$15,955	$24,362	$20,718
'24	$15,634	$23,816	$20,242
'24	$16,748	$24,706	$21,550
'24	$15,407	$24,122	$20,278
'25	$15,734	$24,931	$21,020
'25	$14,972	$24,781	$20,344
'25	$14,538	$23,802	$19,485
'25	$14,620	$24,024	$19,571
'25	$15,417	$25,405	$20,717
'25	$16,316	$26,546	$21,665
'25	$16,260	$26,906	$21,978
'25	$17,087	$27,570	$22,913
'25	$17,593	$28,569	$23,365
'25	$17,532	$29,208	$23,411

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	12.14%	9.51%	5.77%
MSCI ACWI Index	22.64%	14.61%	11.31%
S&P® Developed SmallCap Index	15.65%	11.15%	8.88%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	166,637,170
Number of Portfolio Holdings	157
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	1,285,057

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	16%
Information Technology	13%
Health Care	11%
Consumer Discretionary	9%
Materials	9%
Real Estate	7%
Energy	5%
Consumer Staples	4%
Communication Services	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
United States	65%
Japan	7%
United Kingdom	6%
Canada	3%
Korea	3%
Switzerland	3%
France	2%
Italy	2%
Sweden	1%
Germany	1%
Other	5%

Ten Largest Equity Holdings

Holdings	18.4% of Net Assets
Lumentum Holdings, Inc. (United States)	2.6%
BridgeBio Pharma, Inc. (United States)	2.3%
Casey's General Stores, Inc. (United States)	2.0%
TechnipFMC PLC (United Kingdom)	1.7%
Eiffage SA (France)	1.7%
Premier, Inc. (United States)	1.7%
Affiliated Managers Group, Inc. (United States)	1.7%
SkyWest, Inc. (United States)	1.6%
TopBuild Corp. (United States)	1.6%
Benchmark Electronics, Inc. (United States)	1.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGSCF-TSRA-S

R-103425-2 (12/25)

DWS Global Small Cap Fund

Institutional Class: KGDIX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$119	1.12%

Gross expense ratio as of the latest prospectus: 1.16%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 12.17% for the period ended October 31, 2025. The Fund's broad-based index, the MSCI ACWI Index, returned 22.64% for the same period, while the Fund's additional, more narrowly based index, the S&P® Developed SmallCap Index, returned 15.65%.

The Fund’s underperformance relative to the S&P® Developed SmallCap Index was primarily the result of stock selection in the financials, consumer discretionary, and real estate sectors. On the other hand, selection in industrials, communication services, and health care contributed positively.

The information technology stock Lumentum Holdings, Inc. (2.6%), a designer and manufacturer of optical and photonic products for cloud data centers, AI infrastructure, and industrial applications, was the top contributor at the individual company level. The stock surged behind strong earnings, robust demand from cloud and AI customers, and expanding profit margins. BridgeBio Pharma, Inc. (2.3%), which develops and commercializes medicines for genetic diseases and cancers, was a top performer in health care due to the successful launch of a new drug and a number of analyst upgrades. DroneShield Ltd.,* a provider of AI-powered counter-drone and electronic warfare solutions, further helped results. The shares rallied on the strength of contract wins and impressive revenue growth. The Italy-based cement producer Buzzi SpA (1.4%) and the satellite communications company EchoStar Corp. (0.6%) were additional contributors of note.

Modine Manufacturing Co.,* a producer of thermal management solutions, was the largest detractor. The stock declined due to weaker-than-expected sales, mixed guidance, and concerns about growth in its data center cooling segment. Stride, Inc. (0.8%) a technology-based education company providing online and blended learning programs for K-12 students and adult learners, also hurt performance. The stock plunged after the company issued sharply lower guidance, citing major IT platform issues that led to missed enrollments and higher withdrawal rates. Shares of Siegfried Holding AG (1.0%), a leading pharmaceutical contract development and manufacturing organization, declined due to cautious guidance and margin pressure. The U.K. bakery chain Greggs PLC (0.7%) and the US insulation producer Aspen Aerogels, Inc. (0.5%) were additional detractors of note.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $1,000,000 Investment

MSCI ACWI captures large and mid-cap representation across Developed Markets and Emerging Markets countries. The index covers approximately 85% of the global investable equity opportunity set.

The MSCI ACWI is a required broad-based index that represents the fund’s overall equity market.

S&P® Developed SmallCap Index comprises the stocks representing the lowest 15% of float-adjusted market cap in each developed country.

The S&P® Developed SmallCap Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Institutional Class
MSCI ACWI Index
S&P® Developed SmallCap Index
$2,925,000
$2,340,000
$1,755,000
$1,170,000
$585,000
$0
$2,920,810
$2,341,073
$1,756,315
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

	Institutional Class	MSCI ACWI Index	S&P® Developed SmallCap Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$1,009,995	$991,744	$1,008,437
'15	$991,183	$973,860	$984,642
'16	$909,015	$915,126	$907,583
'16	$896,612	$908,827	$910,521
'16	$971,287	$976,180	$987,991
'16	$972,579	$990,590	$1,010,464
'16	$984,723	$991,842	$1,020,956
'16	$933,820	$985,834	$1,001,827
'16	$987,049	$1,028,320	$1,056,812
'16	$995,059	$1,031,778	$1,058,646
'16	$1,006,686	$1,038,101	$1,074,169
'16	$962,502	$1,020,482	$1,034,278
'16	$998,676	$1,028,237	$1,073,543
'16	$1,010,654	$1,050,449	$1,098,720
'17	$1,032,884	$1,079,172	$1,124,078
'17	$1,047,612	$1,109,444	$1,149,129
'17	$1,057,894	$1,123,016	$1,159,460
'17	$1,076,790	$1,140,518	$1,181,129
'17	$1,093,740	$1,165,704	$1,193,148
'17	$1,109,580	$1,171,005	$1,212,059
'17	$1,129,587	$1,203,731	$1,238,572
'17	$1,122,640	$1,208,343	$1,237,715
'17	$1,167,101	$1,231,688	$1,284,487
'17	$1,167,657	$1,257,264	$1,302,691
'17	$1,195,445	$1,281,602	$1,335,607
'17	$1,210,145	$1,302,264	$1,354,786
'18	$1,258,971	$1,375,733	$1,405,114
'18	$1,196,857	$1,317,955	$1,347,376
'18	$1,196,548	$1,289,742	$1,347,734
'18	$1,199,329	$1,302,058	$1,358,272
'18	$1,223,742	$1,303,684	$1,393,575
'18	$1,226,523	$1,296,624	$1,386,677
'18	$1,224,051	$1,335,726	$1,403,746
'18	$1,243,829	$1,346,220	$1,441,611
'18	$1,213,853	$1,352,079	$1,419,978
'18	$1,060,576	$1,250,756	$1,276,156
'18	$1,059,958	$1,269,049	$1,288,002
'18	$948,706	$1,179,664	$1,167,804
'19	$1,046,188	$1,272,810	$1,286,508
'19	$1,080,399	$1,306,854	$1,337,550
'19	$1,067,524	$1,323,289	$1,325,854
'19	$1,106,885	$1,367,971	$1,369,111
'19	$1,014,553	$1,286,824	$1,282,563
'19	$1,082,239	$1,371,085	$1,362,233
'19	$1,072,306	$1,375,102	$1,365,367
'19	$1,025,221	$1,342,481	$1,320,345
'19	$1,046,188	$1,370,729	$1,341,856
'19	$1,095,114	$1,408,244	$1,379,214
'19	$1,128,589	$1,442,621	$1,424,534
'19	$1,159,912	$1,493,423	$1,473,032
'20	$1,126,709	$1,476,927	$1,433,750
'20	$1,021,933	$1,357,636	$1,302,171
'20	$814,226	$1,174,351	$1,032,619
'20	$909,778	$1,300,153	$1,171,554
'20	$999,428	$1,356,698	$1,254,209
'20	$1,014,923	$1,400,048	$1,287,152
'20	$1,056,612	$1,474,092	$1,348,721
'20	$1,125,971	$1,564,314	$1,419,919
'20	$1,102,359	$1,513,875	$1,383,742
'20	$1,114,534	$1,477,075	$1,379,937
'20	$1,258,047	$1,659,144	$1,599,083
'20	$1,356,645	$1,736,177	$1,711,704
'21	$1,358,866	$1,728,281	$1,736,813
'21	$1,429,216	$1,768,314	$1,823,990
'21	$1,447,359	$1,815,545	$1,857,985
'21	$1,504,380	$1,894,925	$1,933,860
'21	$1,511,415	$1,924,415	$1,954,742
'21	$1,525,485	$1,949,774	$1,964,708
'21	$1,523,263	$1,963,209	$1,949,335
'21	$1,546,220	$2,012,347	$1,996,372
'21	$1,491,421	$1,929,217	$1,930,715
'21	$1,549,552	$2,027,691	$1,999,031
'21	$1,488,458	$1,978,863	$1,898,892
'21	$1,559,709	$2,058,019	$1,971,468
'22	$1,428,220	$1,956,945	$1,818,954
'22	$1,415,676	$1,906,403	$1,823,726
'22	$1,423,462	$1,947,694	$1,845,031
'22	$1,309,274	$1,791,797	$1,700,913
'22	$1,296,298	$1,793,894	$1,702,572
'22	$1,148,372	$1,642,675	$1,527,887
'22	$1,253,910	$1,757,387	$1,666,606
'22	$1,205,899	$1,692,689	$1,617,570
'22	$1,071,814	$1,530,649	$1,449,020
'22	$1,152,697	$1,623,019	$1,567,382
'22	$1,243,096	$1,748,906	$1,669,693
'22	$1,176,558	$1,680,085	$1,610,502
'23	$1,294,670	$1,800,508	$1,766,701
'23	$1,277,341	$1,748,905	$1,723,207
'23	$1,249,523	$1,802,828	$1,682,411
'23	$1,246,331	$1,828,739	$1,675,969
'23	$1,216,233	$1,809,152	$1,627,478
'23	$1,316,104	$1,914,193	$1,737,507
'23	$1,415,518	$1,984,268	$1,823,387
'23	$1,372,651	$1,928,820	$1,754,530
'23	$1,282,357	$1,849,062	$1,659,189
'23	$1,210,305	$1,793,467	$1,557,984
'23	$1,323,400	$1,958,997	$1,706,927
'23	$1,464,595	$2,053,095	$1,866,586
'24	$1,417,118	$2,065,131	$1,818,831
'24	$1,457,881	$2,153,753	$1,884,019
'24	$1,513,032	$2,221,374	$1,965,424
'24	$1,410,884	$2,148,084	$1,860,145
'24	$1,498,645	$2,235,325	$1,941,718
'24	$1,461,718	$2,285,110	$1,904,690
'24	$1,584,487	$2,321,963	$2,016,721
'24	$1,573,936	$2,380,933	$2,025,584
'24	$1,598,394	$2,436,245	$2,071,833
'24	$1,565,784	$2,381,559	$2,024,223
'24	$1,677,523	$2,470,638	$2,154,971
'24	$1,542,702	$2,412,154	$2,027,843
'25	$1,575,840	$2,493,120	$2,102,004
'25	$1,499,878	$2,478,101	$2,034,367
'25	$1,456,034	$2,380,204	$1,948,537
'25	$1,464,191	$2,402,403	$1,957,126
'25	$1,544,232	$2,540,490	$2,071,719
'25	$1,634,469	$2,654,561	$2,166,519
'25	$1,628,351	$2,690,562	$2,197,758
'25	$1,711,451	$2,756,994	$2,291,275
'25	$1,761,923	$2,856,913	$2,336,540
'25	$1,756,315	$2,920,810	$2,341,073

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	12.17%	9.52%	5.79%
MSCI ACWI Index	22.64%	14.61%	11.31%
S&P® Developed SmallCap Index	15.65%	11.15%	8.88%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	166,637,170
Number of Portfolio Holdings	157
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	1,285,057

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	16%
Information Technology	13%
Health Care	11%
Consumer Discretionary	9%
Materials	9%
Real Estate	7%
Energy	5%
Consumer Staples	4%
Communication Services	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
United States	65%
Japan	7%
United Kingdom	6%
Canada	3%
Korea	3%
Switzerland	3%
France	2%
Italy	2%
Sweden	1%
Germany	1%
Other	5%

Ten Largest Equity Holdings

Holdings	18.4% of Net Assets
Lumentum Holdings, Inc. (United States)	2.6%
BridgeBio Pharma, Inc. (United States)	2.3%
Casey's General Stores, Inc. (United States)	2.0%
TechnipFMC PLC (United Kingdom)	1.7%
Eiffage SA (France)	1.7%
Premier, Inc. (United States)	1.7%
Affiliated Managers Group, Inc. (United States)	1.7%
SkyWest, Inc. (United States)	1.6%
TopBuild Corp. (United States)	1.6%
Benchmark Electronics, Inc. (United States)	1.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGSCF-TSRA-I

R-103425-2 (12/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS Global Small Cap Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended October 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$41,742	$0	$7,629	$0
2024	$41,742	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended October 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$813,563	$0
2024	$0	$560,206	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended October 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$7,629	$813,563	$0	$821,192
2024	$7,629	$560,206	$0	$567,835

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

October 31, 2025
Annual Financial Statements and Other Information
DWS Global Small Cap Fund

Contents
3	Investment Portfolio
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm
33	Tax Information
34	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Global Small Cap Fund

Investment Portfolioas of October 31, 2025

	Shares	Value ($)
Common Stocks 99.0%
Australia 0.7%
Dyno Nobel Ltd.	327,396	688,268
Orora Ltd.	405,839	532,580
(Cost $1,244,247)		1,220,848
Bermuda 1.0%
Essent Group Ltd. (Cost $1,553,119)	26,988	1,634,663
Canada 3.0%
Aecon Group, Inc.	61,416	1,353,950
Badger Infrastructure Solutions Ltd.	17,531	919,829
Finning International, Inc.	22,736	1,229,564
Richelieu Hardware Ltd.	14,439	395,836
Russel Metals, Inc.	33,847	1,047,591
(Cost $3,326,168)		4,946,770
Finland 0.2%
Kemira Oyj (Cost $388,002)	16,139	355,269
France 2.5%
Eiffage SA	23,062	2,839,288
Unibail-Rodamco-Westfield (REIT)*	12,125	1,252,629
(Cost $3,341,024)		4,091,917
Germany 1.1%
HOCHTIEF AG	4,377	1,256,336
Scout24 SE 144A	4,753	549,641
(Cost $1,597,782)		1,805,977
Ireland 0.3%
Dalata Hotel Group PLC (Cost $351,227)	69,702	518,363
Italy 1.8%
Buzzi SpA	39,135	2,361,795
Maire SpA	42,212	640,967
(Cost $1,438,756)		3,002,762
Japan 6.9%
Argo Graphics, Inc.	61,200	542,550
baudroie, Inc.*	20,900	392,612
Comture Corp.	52,500	538,934
Denka Co., Ltd.	94,300	1,368,004
DTS Corp.	82,400	686,248
The accompanying notes are an integral part of the financial statements.

DWS Global Small Cap Fund	|	3

	Shares	Value ($)
EDION Corp.	72,800	957,514
Itoham Yonekyu Holdings, Inc.	37,900	1,355,776
K&O Energy Group, Inc.	14,800	333,862
Kaken Pharmaceutical Co., Ltd.	32,000	760,630
Nextage Co., Ltd.	21,100	317,393
Nippon Gas Co., Ltd.	54,500	1,041,818
Nisshin Oillio Group Ltd.	18,100	597,404
TV Asahi Holdings Corp.	51,500	1,046,700
Zenkoku Hosho Co., Ltd.	79,400	1,625,602
(Cost $10,712,957)		11,565,047
Korea 2.9%
Aekyung Chemical Co., Ltd.	60,304	462,193
Han Kuk Carbon Co., Ltd.	23,653	608,640
Hy-Lok Corp.	17,540	458,057
LOTTE Fine Chemical Co., Ltd.	12,087	386,155
LX International Corp.	27,600	583,314
MNC Solution Co., Ltd.	5,063	663,615
TK Corp.	58,066	1,152,305
Wonik Materials Co., Ltd.	25,506	580,222
(Cost $4,340,927)		4,894,501
Malaysia 0.7%
Frencken Group Ltd. (a) (Cost $870,197)	920,500	1,167,623
Netherlands 0.7%
Akzo Nobel NV	9,480	628,970
Pharming Group NV*	335,138	439,171
(Cost $949,899)		1,068,141
Puerto Rico 1.1%
Popular, Inc. (Cost $1,204,935)	16,037	1,787,644
Singapore 0.2%
Keppel Infrastructure Trust (Units) (a) (Cost $356,179)	1,020,000	360,913
Spain 0.6%
Grenergy Renovables SA*	4,286	369,830
Grifols SA	44,818	584,096
(Cost $859,980)		953,926
Sweden 1.2%
BioGaia AB “B”	34,074	360,713
Cibus Nordic Real Estate AB publ	41,648	723,031
The accompanying notes are an integral part of the financial statements.

4	|	DWS Global Small Cap Fund

	Shares	Value ($)
Hufvudstaden AB “A”	40,521	538,720
New Wave Group AB “B”	32,940	389,205
(Cost $1,663,063)		2,011,669
Switzerland 2.6%
Accelleron Industries AG	9,793	801,819
Huber & Suhner AG (Registered)	5,209	953,883
International Workplace Group PLC	295,332	878,245
Siegfried Holding AG (Registered)	17,353	1,669,023
(Cost $3,612,376)		4,302,970
United Kingdom 6.2%
Clarkson PLC	7,664	364,908
Computacenter PLC	26,566	1,001,643
Drax Group PLC	255,224	2,418,266
Genus PLC	32,308	1,043,056
Greggs PLC	52,479	1,113,801
nVent Electric PLC (b)	6,562	750,365
Softcat PLC	37,053	779,349
TechnipFMC PLC (b)	69,910	2,890,778
(Cost $6,209,099)		10,362,166
United States 65.3%
ACM Research, Inc. “A” *	23,733	983,970
Adeia, Inc.	43,238	736,776
Affiliated Managers Group, Inc.	11,575	2,754,387
Alcoa Corp.	37,212	1,369,029
Alpha & Omega Semiconductor Ltd.*	19,987	560,835
Ambarella, Inc.*	11,538	983,384
Americold Realty Trust, Inc. (REIT)	54,846	706,965
Antero Midstream Corp.	33,905	584,861
Apple Hospitality REIT, Inc. (REIT) (a)	46,412	519,350
Archrock, Inc.	38,170	964,556
Armada Hoffler Properties, Inc. (REIT)	85,429	558,706
Ashland, Inc.	15,454	755,701
Aspen Aerogels, Inc.*	101,447	825,779
Atkore, Inc.	24,861	1,721,624
Benchmark Electronics, Inc.	56,428	2,472,675
BridgeBio Pharma, Inc.*	60,829	3,810,329
Brinker International, Inc.*	4,792	520,699
Bristow Group, Inc.*	9,285	377,900
Butterfly Network, Inc.*	299,617	805,970
C.H. Robinson Worldwide, Inc.	7,125	1,097,179
Casey’s General Stores, Inc.	6,364	3,265,941
The accompanying notes are an integral part of the financial statements.

DWS Global Small Cap Fund	|	5

	Shares	Value ($)
Cboe Global Markets, Inc.	4,022	987,964
Ceribell, Inc.*	40,873	465,952
Clean Energy Fuels Corp.*	162,604	465,047
ClearPoint Neuro, Inc.* (a)	58,637	1,361,551
Clearway Energy, Inc. “A”	22,269	667,847
CNX Resources Corp.*	69,680	2,345,429
Coeur Mining, Inc.*	88,348	1,516,935
Conagra Brands, Inc.	22,689	390,024
Curtiss-Wright Corp.	2,978	1,774,084
Dick’s Sporting Goods, Inc.	2,883	638,440
Ducommun, Inc.*	19,303	1,771,050
Duolingo, Inc.*	1,142	309,071
Easterly Government Properties, Inc. (REIT)	18,857	407,688
EastGroup Properties, Inc. (REIT)	5,515	962,533
EchoStar Corp. “A” *	14,022	1,049,827
EMCOR Group, Inc.	1,105	746,737
Enact Holdings, Inc.	44,836	1,601,542
Enphase Energy, Inc.*	12,351	376,829
Essential Properties Realty Trust, Inc. (REIT)	19,260	575,489
Everus Construction Group, Inc.*	9,094	826,554
Exact Sciences Corp.*	7,334	474,436
Expedia Group, Inc.	2,274	500,280
Federal Agricultural Mortgage Corp. “C”	10,463	1,659,850
Four Corners Property Trust, Inc. (REIT)	74,694	1,765,766
Hasbro, Inc.	19,199	1,465,076
Healthpeak Properties, Inc. (REIT)	53,472	959,822
Hecla Mining Co. (a)	150,885	1,941,890
Hormel Foods Corp.	20,937	452,030
Impinj, Inc.*	4,793	968,953
Kimco Realty Corp. (REIT)	48,916	1,010,605
Kite Realty Group Trust (REIT)	34,972	774,280
Kontoor Brands, Inc. (a)	9,343	756,036
Ladder Capital Corp. (REIT)	57,505	607,828
Lamb Weston Holdings, Inc.	5,421	334,638
Lumen Technologies, Inc.*	86,111	885,221
Lumentum Holdings, Inc.*	21,860	4,406,102
Madison Square Garden Sports Corp.*	10,928	2,342,854
MaxLinear, Inc.*	40,954	620,453
MDU Resources Group, Inc.	35,340	677,821
Merchants Bancorp.	35,437	1,105,280
MGIC Investment Corp.	41,624	1,141,330
National HealthCare Corp.	9,552	1,140,891
Neogen Corp.*	72,784	449,077
The accompanying notes are an integral part of the financial statements.

6	|	DWS Global Small Cap Fund

	Shares	Value ($)
NMI Holdings, Inc.*	23,888	870,240
Option Care Health, Inc.*	22,014	573,024
Outset Medical, Inc.*	40,189	527,280
Premier, Inc. “A”	100,128	2,815,599
Radian Group, Inc.	22,791	773,527
Ralph Lauren Corp.	3,894	1,244,756
Regal Rexnord Corp.	2,508	353,352
Reinsurance Group of America, Inc.	9,989	1,822,593
Rush Enterprises, Inc. “A”	34,739	1,716,454
Sensata Technologies Holding PLC	16,962	539,900
Senseonics Holdings, Inc.* (a)	60,236	424,664
SentinelOne, Inc. “A” *	114,709	2,047,556
SiTime Corp.*	3,824	1,107,583
SkyWater Technology, Inc.*	41,266	721,536
SkyWest, Inc.*	27,250	2,738,080
Strategy, Inc. “A” *	4,897	1,319,790
Stride, Inc.*	18,803	1,279,356
Synovus Financial Corp.	41,177	1,838,141
Taylor Morrison Home Corp.*	36,932	2,188,960
TETRA Technologies, Inc.*	59,168	417,726
The Campbell’s Co.	10,957	330,134
Thermon Group Holdings, Inc.*	33,476	961,765
TopBuild Corp.*	6,368	2,690,353
Triumph Financial, Inc.*	20,961	1,141,536
Trupanion, Inc.*	27,794	1,111,482
Unum Group	21,642	1,588,956
VF Corp.	33,095	464,654
Walker & Dunlop, Inc.	12,743	1,018,421
Williams-Sonoma, Inc.	2,020	392,567
Zions Bancorp. NA	33,681	1,755,117
(Cost $75,185,687)		108,832,830
Total Common Stocks (Cost $119,205,624)		164,883,999
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.05% (c) (d) (Cost $1,730,288)	1,730,288	1,730,288
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.16% (c) (Cost $1,704,655)	1,704,655	1,704,655

The accompanying notes are an integral part of the financial statements.

DWS Global Small Cap Fund	|	7

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $122,640,567)	101.0	168,318,942
Other Assets and Liabilities, Net	(1.0)	(1,681,772)
Net Assets	100.0	166,637,170
A summary of the Fund’s transactions with affiliated investments during the year ended October 31, 2025 are as follows:
Value ($) at 10/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 10/31/2025	Value ($) at 10/31/2025
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.05% (c) (d)
2,495,042	—	764,754 (e)	—	—	45,632	—	1,730,288	1,730,288
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 4.16% (c)
2,339,751	24,136,662	24,771,758	—	—	72,197	—	1,704,655	1,704,655
4,834,793	24,136,662	25,536,512	—	—	117,829	—	3,434,943	3,434,943

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at October 31, 2025 amounted to $2,946,292, which is 1.8% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,334,394.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended October 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

8	|	DWS Global Small Cap Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,220,848	$—	$1,220,848
Bermuda	1,634,663	—	—	1,634,663
Canada	4,946,770	—	—	4,946,770
Finland	—	355,269	—	355,269
France	—	4,091,917	—	4,091,917
Germany	—	1,805,977	—	1,805,977
Ireland	—	518,363	—	518,363
Italy	—	3,002,762	—	3,002,762
Japan	392,612	11,172,435	—	11,565,047
Korea	—	4,894,501	—	4,894,501
Malaysia	—	1,167,623	—	1,167,623
Netherlands	—	1,068,141	—	1,068,141
Puerto Rico	1,787,644	—	—	1,787,644
Singapore	—	360,913	—	360,913
Spain	—	953,926	—	953,926
Sweden	—	2,011,669	—	2,011,669
Switzerland	—	4,302,970	—	4,302,970
United Kingdom	3,641,143	6,721,023	—	10,362,166
United States	108,832,830	—	—	108,832,830
Short-Term Investments (a)	3,434,943	—	—	3,434,943
Total	$124,670,605	$43,648,337	$—	$168,318,942

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Global Small Cap Fund	|	9

Statement of Assets and Liabilities
as of October 31, 2025

Assets
Investments in non-affiliated securities, at value (cost $119,205,624) — including $2,946,292 of securities loaned	$164,883,999
Investment in DWS Government & Agency Securities Portfolio (cost $1,730,288)*	1,730,288
Investment in DWS Central Cash Management Government Fund (cost $1,704,655)	1,704,655
Cash	11
Foreign currency, at value (cost $19,635)	19,707
Receivable for Fund shares sold	2,436
Dividends receivable	176,617
Affiliated securities lending income receivable	1,234
Foreign taxes recoverable	154,211
Other assets	33,391
Total assets	168,706,549
Liabilities
Payable upon return of securities loaned	1,730,288
Payable for Fund shares redeemed	80,420
Accrued management fee	101,918
Accrued Directors' fees	1,820
Other accrued expenses and payables	154,933
Total liabilities	2,069,379
Net assets, at value	$166,637,170
Net Assets Consist of
Distributable earnings (loss)	61,293,391
Paid-in capital	105,343,779
Net assets, at value	$166,637,170
*
Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $1,334,394.
The accompanying notes are an integral part of the financial statements.

10	|	DWS Global Small Cap Fund

Statement of Assets and Liabilities as of October 31, 2025 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($31,649,847 ÷ 1,022,964 shares of capital stock outstanding, $.01 par value, 40,000,000 shares authorized)	$30.94
Maximum offering price per share (100 ÷ 94.25 of $30.94)	$32.83
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,008,582 ÷ 50,576 shares of capital stock outstanding, $.01 par value, 10,000,000 shares authorized)	$19.94
Class R6
Net Asset Value, offering and redemption price per share ($644,068 ÷ 18,640 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$34.55
Class S
Net Asset Value, offering and redemption price per share ($130,918,889 ÷ 3,814,168 shares of capital stock outstanding, $.01 par value, 30,000,000 shares authorized)	$34.32
Institutional Class
Net Asset Value, offering and redemption price per share ($2,415,784 ÷ 70,128 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$34.45
The accompanying notes are an integral part of the financial statements.

DWS Global Small Cap Fund	|	11

Statement of Operations
for the year ended October 31, 2025

Investment Income
Income:
Dividends (net of foreign taxes withheld of $140,930)	$2,855,689
Income distributions — DWS Central Cash Management Government Fund	72,197
Affiliated securities lending income	45,632
Total income	2,973,518
Expenses:
Management fee	1,285,057
Administration fee	155,813
Services to shareholders	251,189
Distribution and service fees	83,482
Custodian fee	14,911
Professional fees	68,513
Reports to shareholders	32,996
Registration fees	70,383
Directors' fees and expenses	6,176
Other	40,920
Total expenses before expense reductions	2,009,440
Expense reductions	(131,323)
Total expenses after expense reductions	1,878,117
Net investment income	1,095,401
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	16,311,035
Foreign currency	(32,513)
16,278,522
Change in net unrealized appreciation (depreciation) on:
Investments	830,082
Foreign currency	14,826
844,908
Net gain (loss)	17,123,430
Net increase (decrease) in net assets resulting from operations	$18,218,831
The accompanying notes are an integral part of the financial statements.

12	|	DWS Global Small Cap Fund

Statements of Changes in Net Assets
	Years Ended October 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$1,095,401	$1,416,275
Net realized gain (loss)	16,278,522	7,639,569
Change in net unrealized appreciation (depreciation)	844,908	31,514,402
Net increase (decrease) in net assets resulting from operations	18,218,831	40,570,246
Distributions to shareholders:
Class A	(1,931,595)	(1,658,059)
Class C	(75,109)	(56,824)
Class R6	(36,670)	(17,179)
Class S	(7,582,852)	(6,478,905)
Institutional Class	(137,851)	(132,035)
Total distributions	(9,764,077)	(8,343,002)
Fund share transactions:
Proceeds from shares sold	2,140,696	2,675,099
Reinvestment of distributions	9,439,239	8,073,758
Payments for shares redeemed	(19,805,059)	(18,993,204)
Net increase (decrease) in net assets from Fund share transactions	(8,225,124)	(8,244,347)
Increase (decrease) in net assets	229,630	23,982,897
Net assets at beginning of period	166,407,540	142,424,643
Net assets at end of period	$166,637,170	$166,407,540

The accompanying notes are an integral part of the financial statements.

DWS Global Small Cap Fund	|	13

Financial Highlights
DWS Global Small Cap Fund — Class A
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$29.47	$24.06	$24.28	$38.64	$27.97
Income (loss) from investment operations:
Net investment income (loss)[a]	.14	.19	.17	.14	(.02 )
Net realized and unrealized gain (loss)	3.13	6.68	.93	(8.59)	10.82
Total from investment operations	3.27	6.87	1.10	(8.45)	10.80
Less distributions from:
Net investment income	(.34 )	(.20 )	(.00 )*	(.07 )	—
Net realized gains	(1.46)	(1.26)	(1.32)	(5.84)	(.13 )
Total distributions	(1.80)	(1.46)	(1.32)	(5.91)	(.13 )
Net asset value, end of period	$30.94	$29.47	$24.06	$24.28	$38.64
Total Return (%)[b,c]	11.89	29.03	4.73	(25.78)	38.65
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	32	28	29	43
Ratio of expenses before expense reductions (%)	1.52	1.51	1.52	1.49	1.47
Ratio of expenses after expense reductions (%)	1.37	1.35	1.37	1.37	1.35
Ratio of net investment income (loss) (%)	.49	.67	.66	.48	(.06 )
Portfolio turnover rate (%)	56	33	24	30	29

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Global Small Cap Fund

DWS Global Small Cap Fund — Class C
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$19.51	$16.29	$16.97	$28.90	$21.11
Income (loss) from investment operations:
Net investment income (loss)[a]	(.05 )	(.02 )	(.01 )	(.06 )	(.22 )
Net realized and unrealized gain (loss)	2.02	4.50	.65	(6.03)	8.14
Total from investment operations	1.97	4.48	.64	(6.09)	7.92
Less distributions from:
Net investment income	(.08 )	—	—	—	—
Net realized gains	(1.46)	(1.26)	(1.32)	(5.84)	(.13 )
Total distributions	(1.54)	(1.26)	(1.32)	(5.84)	(.13 )
Net asset value, end of period	$19.94	$19.51	$16.29	$16.97	$28.90
Total Return (%)[b,c]	11.07	28.03	3.99	(26.36)	37.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	2
Ratio of expenses before expense reductions (%)	2.39	2.38	2.40	2.35	2.29
Ratio of expenses after expense reductions (%)	2.12	2.10	2.12	2.12	2.10
Ratio of net investment income (loss) (%)	(.27 )	(.09 )	(.09 )	(.28 )	(.80 )
Portfolio turnover rate (%)	56	33	24	30	29

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Global Small Cap Fund	|	15

DWS Global Small Cap Fund — Class R6
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$32.74	$26.62	$26.74	$41.97	$30.28
Income (loss) from investment operations:
Net investment income[a]	.23	.29	.26	.25	.09
Net realized and unrealized gain (loss)	3.50	7.40	1.03	(9.44)	11.73
Total from investment operations	3.73	7.69	1.29	(9.19)	11.82
Less distributions from:
Net investment income	(.46 )	(.31 )	(.09 )	(.20 )	—
Net realized gains	(1.46)	(1.26)	(1.32)	(5.84)	(.13 )
Total distributions	(1.92)	(1.57)	(1.41)	(6.04)	(.13 )
Net asset value, end of period	$34.55	$32.74	$26.62	$26.74	$41.97
Total Return (%)	12.19	29.36	5.02 [b]	(25.56)[b]	39.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.6	.7	.3	.3	.5
Ratio of expenses before expense reductions (%)	1.10	1.07	1.09	1.06	1.04
Ratio of expenses after expense reductions (%)	1.10	1.07	1.09	1.06	1.04
Ratio of net investment income (%)	.71	.92	.94	.79	.24
Portfolio turnover rate (%)	56	33	24	30	29

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Global Small Cap Fund

DWS Global Small Cap Fund — Class S
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$32.54	$26.46	$26.57	$41.75	$30.14
Income (loss) from investment operations:
Net investment income[a]	.23	.28	.25	.23	.07
Net realized and unrealized gain (loss)	3.47	7.36	1.03	(9.39)	11.67
Total from investment operations	3.70	7.64	1.28	(9.16)	11.74
Less distributions from:
Net investment income	(.46 )	(.30 )	(.07 )	(.18 )	—
Net realized gains	(1.46)	(1.26)	(1.32)	(5.84)	(.13 )
Total distributions	(1.92)	(1.56)	(1.39)	(6.02)	(.13 )
Net asset value, end of period	$34.32	$32.54	$26.46	$26.57	$41.75
Total Return (%)[b]	12.14	29.34	5.01	(25.61)	38.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	131	130	111	116	170
Ratio of expenses before expense reductions (%)	1.18	1.16	1.18	1.15	1.13
Ratio of expenses after expense reductions (%)	1.12	1.10	1.12	1.12	1.10
Ratio of net investment income (%)	.74	.92	.91	.73	.19
Portfolio turnover rate (%)	56	33	24	30	29

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Global Small Cap Fund	|	17

DWS Global Small Cap Fund — Institutional Class
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$32.65	$26.54	$26.65	$41.85	$30.21
Income (loss) from investment operations:
Net investment income[a]	.23	.28	.25	.23	.07
Net realized and unrealized gain (loss)	3.49	7.39	1.03	(9.41)	11.70
Total from investment operations	3.72	7.67	1.28	(9.18)	11.77
Less distributions from:
Net investment income	(.46 )	(.30 )	(.07 )	(.18 )	—
Net realized gains	(1.46)	(1.26)	(1.32)	(5.84)	(.13 )
Total distributions	(1.92)	(1.56)	(1.39)	(6.02)	(.13 )
Net asset value, end of period	$34.45	$32.65	$26.54	$26.65	$41.85
Total Return (%)[b]	12.17	29.37	5.00	(25.61)	39.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	2	2	4
Ratio of expenses before expense reductions (%)	1.18	1.16	1.18	1.15	1.15
Ratio of expenses after expense reductions (%)	1.12	1.10	1.12	1.12	1.10
Ratio of net investment income (%)	.72	.92	.91	.72	.19
Portfolio turnover rate (%)	56	33	24	30	29

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

18	|	DWS Global Small Cap Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Global Small Cap Fund (the “Fund” ) is a diversified series of Deutsche DWS Global/International Fund, Inc. (the “Corporation” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Maryland corporation.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

DWS Global Small Cap Fund	|	19

Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own

20	|	DWS Global Small Cap Fund

assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the

DWS Global Small Cap Fund	|	21

securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended October 31, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.14% annualized effective rate as of October 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

22	|	DWS Global Small Cap Fund

As of October 31, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of October 31, 2025

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$3,064,682	$—	$—	$—	$3,064,682
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$1,730,288
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$1,334,394
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended

DWS Global Small Cap Fund	|	23

October 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At October 31, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$4,182,754
Undistributed long-term capital gains	$12,347,255
Net unrealized appreciation (depreciation) on investments	$44,758,368
At October 31, 2025, the aggregate cost of investments for federal income tax purposes was $123,560,574. The net unrealized appreciation for all investments based on tax cost was $44,758,368. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $51,640,720 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $6,882,352.

24	|	DWS Global Small Cap Fund

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended October 31,
	2025	2024
Distributions from ordinary income*	$2,201,328	$1,743,511
Distributions from long-term capital gains	$7,562,749	$6,599,491

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

DWS Global Small Cap Fund	|	25

B.
Purchases and Sales of Securities
During the year ended October 31, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $88,966,567 and $105,084,534, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.80%.
For the period from November 1, 2024 through September 30, 2026 (through February 28, 2025 for Class A, C, S and Institutional shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.35%
Class C	2.10%
Class R6	1.11%
Class S	1.10%
Institutional Class	1.10%
Effective March 1, 2025 through September 30, 2026 , the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary

26	|	DWS Global Small Cap Fund

expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of certain classes as follows:
Class A	1.36%
Class C	2.11%
Class S	1.11%
Institutional Class	1.11%
For the year ended October 31, 2025, fees waived and/or expenses reimbursed for certain classes are as follows:
Class A	$48,329
Class C	2,486
Class S	79,111
Institutional Class	1,397
$131,323
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended October 31, 2025, the Administration Fee was $155,813, of which $13,910 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended October 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at October 31, 2025
Class A	$30,230	$5,057
Class C	1,049	176
Class R6	166	26
Class S	73,237	12,259
Institutional Class	342	55
	$105,024	$17,573

DWS Global Small Cap Fund	|	27

In addition, for the year ended October 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$34,980
Class C	1,943
Class S	64,903
Institutional Class	2,128
$103,954
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended October 31, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at October 31, 2025
Class C	$6,862	$637
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended October 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at October 31, 2025	Annual Rate
Class A	$74,410	$14,216.24%
Class C	2,210	719.24%
	$76,620	$14,935
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended October 31, 2025 aggregated $234.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or

28	|	DWS Global Small Cap Fund

reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended October 31, 2025, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended October 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,490, of which $460 is unpaid.
Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2025.

DWS Global Small Cap Fund	|	29

E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	21,892	$625,850	21,189	$589,953
Class C	2,842	54,154	3,951	73,591
Class R6	4,274	145,866	12,018	394,200
Class S	32,351	1,008,150	43,477	1,330,967
Institutional Class	9,763	306,676	9,329	286,388
		$2,140,696		$2,675,099
Shares issued to shareholders in reinvestment of distributions
Class A	69,384	$1,898,357	59,487	$1,626,977
Class C	4,232	75,109	3,117	56,824
Class R6	1,203	36,670	567	17,179
Class S	240,794	7,291,252	207,127	6,240,743
Institutional Class	4,536	137,851	4,366	132,035
		$9,439,239		$8,073,758
Shares redeemed
Class A	(155,324)	$(4,407,225)	(147,125)	$(4,128,190)
Class C	(5,579)	(100,904)	(3,265)	(60,173)
Class R6	(9,471)	(307,178)	(838)	(26,777)
Class S	(462,974)	(14,430,782)	(458,065)	(14,045,588)
Institutional Class	(17,646)	(558,970)	(23,765)	(732,476)
		$(19,805,059)		$(18,993,204)
Net increase (decrease)
Class A	(64,048)	$(1,883,018)	(66,449)	$(1,911,260)
Class C	1,495	28,359	3,803	70,242
Class R6	(3,994)	(124,642)	11,747	384,602
Class S	(189,829)	(6,131,380)	(207,461)	(6,473,878)
Institutional Class	(3,347)	(114,443)	(10,070)	(314,053)
		$(8,225,124)		$(8,244,347)

30	|	DWS Global Small Cap Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Deutsche DWS Global/International Fund, Inc. and Shareholders of DWS Global Small Cap Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Global Small Cap Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Global/International Fund, Inc. (the “Corporation” )), including the investment portfolio, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Global/International Fund, Inc.) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Global Small Cap Fund	|	31

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
December 19, 2025

32	|	DWS Global Small Cap Fund

Tax Information (Unaudited)
The Fund paid distributions of $1.46 per share from net long-term capital gains during its year ended October 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $14,575,000 as capital gain dividends for its year ended October 31, 2025.
For corporate shareholders, 41% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended October 31, 2025, qualified for the dividends received deduction.
For federal income tax purposes, the Fund designates approximately $2,201,328, or the maximum amount allowable under tax law, as qualified dividend income.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Global Small Cap Fund	|	33

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Directors (hereinafter referred to as the “Board”  or “Directors” ) approved the renewal of DWS Global Small Cap Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Directors regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

34	|	DWS Global Small Cap Fund

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total

DWS Global Small Cap Fund	|	35

(net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board

36	|	DWS Global Small Cap Fund

observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present.
DGSCF-BFE2025

DWS Global Small Cap Fund	|	37

DGSCF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Small Cap Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	12/30/2025